UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21984

Central Park Group Multi-Event Fund

(Exact name of registrant as specified in charter)

12 East 49th Street, New York, NY

10017

(Address of principal executive offices)(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

4020 South 147th Street, Omaha, Nebraska, 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

212-317-9200

Date of fiscal year end:

10/31

Date of reporting period:4/30/11

Item 1.  Reports to Stockholders.

Central Park Group Multi-Event Fund

Financial Statements

Semi-Annual Report

April 30, 2011

CENTRAL PARK GROUP MULTI-EVENT FUND

Financial Statements

For the Six Months Ended April 30, 2011

Table of Contents

Statement of Assets and Liabilities	1
Schedule of Portfolio Investments	2
Statement of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	9
Financial Highlights	10
Notes to Financial Statements	11
Supplemental Information	20

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Assets and Liabilities (Unaudited)
April 30, 2011

Assets
Investments, at fair value (cost $91,547,755)	$ 92,411,816
Due from brokers (a)	15,796,268
Receivable for investments sold, not settled	15,312,343
Interest and dividends receivable	62,150
Other assets	177,678
Total Assets	123,760,255

Liabilities
Payable for capital shares redeemed	6,956,386
Payable for foreign currency, at value ($5,951,998)	6,439,264
Securities and exchange traded funds sold short, at value (proceeds $ 15,146,666)	15,980,479
Payable for investments purchased, not settled	11,919,326
Due to investment adviser	415,840
Incentive fees payable	1,034,174
Options written, at value (Proceeds $1,984,396)	1,664,583
Unrealized loss on swap contracts	32,542
Accounts payable and other accrued expenses	150,984
Total Liabilities	44,593,578
Net Assets	$ 79,166,677

Composition of net assets
Paid in capital	$ 73,527,378
Accumulated net investment loss	(1,889,641)
Accumulated net realized gain from investments, options, securities and exchange
traded funds sold short, written options, swaps and foreign currency transactions	7,698,687
Accumulated net unrealized depreciation from investments, options, securities and exchange
traded funds sold short, written options, swaps and foreign currency transactions	(169,747)
Net assets at end of year	$ 79,166,677

Shares Outstanding
(12,500,000 shares authorized)	7,507,658

Net asset value per share outstanding	$ 10.54

(a)	Held in a segregated account as collateral for securities and exchange trades funds sold short. See Note 8 in the Notes to Financial Statements.

79,166,677

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK MULTI-EVENT FUND
Schedule of Portfolio Investments (Unaudited)
April 30, 2011

			% of
Shares	Type	Fair Value ($)	Net Assets
	COMMON STOCK
	AIRLINES
23,795	Delta Airlines Inc. (a,b)	$ 246,992
17,846	United Continental Holdings Inc. (a,b)	407,246
		654,238	0.83%
	AUTO MANUFACTURERS
23,825	General Motors Co. (a,b)	764,544	0.97%

	AUTO PARTS & EQUIPMENT
23,823	Visteon Corp. (a,b)	1,606,385	2.03%

	BANKS
9,360	First Southern Bancorp Inc. (a)	112,788
19,022	Goldman Sachs Group Inc.	2,872,513
25,184	Julius Baer Group Ltd. (a)	1,175,176
		4,160,477	5.25%
	CHEMICALS
29,722	Airgas Inc. (b)	2,064,193
59,440	Chemtura Corp. (b)	1,140,059
17,888	Dow Chemical Co. (b)	733,229
35,692	LyondellBasell Industries NV (b)	1,588,294
41,687	WR Grace & Co. (a,b)	1,890,922
		7,416,697	9.37%
	COAL
119,011	International Coal Group Inc. (a,b)	1,312,691
35,703	Massey Energy Co. (b)	2,436,373
		3,749,064	4.74%
	COSMETICS/PERSONAL CARE
23,784	Avon Products Inc. (b)	698,774	0.88%

	DIVERSIFIED FINANANCIAL SERVICES
71,398	NYSE Euronext (b)	2,859,490	3.61%

	ELECTRONICS
35,677	Avnet Inc. (a,b)	1,295,789
83,304	TE Connectivity Ltd. (b)	2,986,448
		4,282,237	5.41%
	FOOD
5,949	Ralcorp Holdings Inc. (a,b)	462,832	0.58%

	GAS
35,727	National Grid PLC - ADR (b)	1,833,867	2.32%

	HEALTHCARE-PRODUCTS
10,074	Synthes Inc. -144a (a)	1,732,886	2.19%

	HEALTHCARE-SERVICES
35,676	Community Health Systems Inc. (a,b)	1,096,323	1.38%

	LODGING
59,518	MGM Resorts International (a,b)	753,498
23,784	Orient-Express Hotels Ltd. - Class A (a,b)	291,830
		1,045,328	1.32%
	MACHINERY-DIVERSIFIED
12,552	MAN SE (a)	1,750,809	2.21%

	MEDIA
19,030	Liberty Media Corp. - Starz (a,b)	1,462,456	1.85%

The accompanying notes are an integral part of these financial statements.
CENTRAL PARK MULTI-EVENT FUND
Schedule of Portfolio Investments (Unaudited) (Continued)
April 30, 2011

			% of
Shares	Type	Fair Value ($)	Net Assets
	MINING
107,103	Equinox Minerals Ltd. (a)	$ 915,864
107,089	Lundin Mining Corp. (a)	1,046,726
59,464	Novagold Resources Inc. (a,b)	764,112
		2,726,702	3.44%
	MISCELLANEOUS MANUFACTURER
29,780	Tyco International Ltd. (b)	1,451,477	1.83%

	OIL & GAS
17,838	Anadarko Petroleum Corp. (b)	1,408,132
59,460	EXCO Resources Inc. (b)	1,245,687
35,713	Marathon Oil Corp. (b)	1,929,930
63,028	Pride International Inc. (a,b)	2,767,559
71,341	Quicksilver Resources Inc. (a,b)	1,059,414
		8,410,722	10.62%
	OIL & GAS SERVICES
17,896	Cameron International Corp. (a,b)	943,477	1.19%

	PACKAGING & CONTAINERS
63,066	Smurfit-Stone Container Corp. (a,b)	2,426,780	3.07%

	PHARMACEUTICALS
12,592	Actelion Ltd. (a)	740,663
29,726	Cephalon Inc. (a,b)	2,282,957
59,474	Sanofi-Aventis SA (a,b)	147,496
		3,171,116	4.01%
	RETAIL
11,892	Big Lots Inc. (a,b)	488,880
47,565	CVS Caremark Corp. (b)	1,723,756
		2,212,636	2.79%
	TELECOMMUNICATIONS
47,553	Leap Wireless International Inc. (a,b)	705,686
83,331	Vodafone Group PLC (b)	2,426,599
		3,132,285	3.96%
	TOYS/GAMES/HOBBIES
35,676	Hasbro Inc. (b)	1,671,064	2.11%

	TRANSPORTATION
17,888	Atlas Air Worldwide Holdings Inc. (a,b)	1,232,662	1.56%

	TOTAL COMMON STOCK ( Cost - $62,200,367)	62,955,328	79.52%

	PREFERRED STOCKS
	BANKS
16	First Southern Bancorp Inc. (a)	7,200	0.00%

	LIFE/HEALTH INSURANCE
23,918	Universal American Spin Corp.	597,950	0.76%

	TOTAL PREFERRED STOCKS ( Cost - $613,950)	605,150	0.76%

	EXCHANGE TRADED FUNDS
	COMMODITY FUND
9,536	ETFS Platinum Trust (a,b)	1,772,456
17,852	SPDR Gold Shares (a,b)	2,719,931
	TOTAL EXCHANGE TRADED FUNDS ( Cost - $4,145,560)	4,492,387	5.67%

The accompanying notes are an integral part of these financial statements.
CENTRAL PARK MULTI-EVENT FUND
Schedule of Portfolio Investments (Unaudited) (Continued)
April 30, 2011

			% of
Shares	Type	Fair Value ($)	Net Assets
	PRIVATE PLACEMENTS
503,124	JAM Recovery Fund LP (a,c,d,e)	$ 528,743
23,795	NBH Holdings Corp (a,c,d,e)	416,412
56,855	SJB Escrow Corp - Class A 144A (a,b,c,d,e)	1,023,390
	TOTAL PRIVATE PLACEMENTS (Cost - $2,116,124)	1,968,545	2.49%

Par Value
	BANK LOANS
3,101,000	Tribune Co TL B, 5.25%, 6/4/14 (c,f) (Cost $2,179,410)	2,155,195	2.72%

	CORPORATE BONDS
413,837	CIT Group Inc. 7%, 5/1/17 (b)	533,582
457,531	CIT Group Inc. 7%, 5/1/16 (b)	534,106
6,328,000	Lehman Brothers Holdings Inc. 5.625%, 1/24/13 (b,f)	1,627,878
1,889,000	Nortel Networks Ltd. 10.75%, 7/15/16 (b,f)	1,721,745
	TOTAL CORPORATE BONDS ( Cost - $3,806,332)	4,417,311	5.58%

Contracts (g)
	PURCHASED OPTIONS
	Call Options
1,428	Big Lots Inc. May @ 42.5	157,080
1,428	BP Plc - ADR January 2012 @ 35	1,620,780
952	BP Plc - ADR January 2012 @ 40	694,960
119	Goldman Sach Group Inc. January 2012 @ 160	85,680
125	Goldman Sach Group Inc. July @ 165	13,875
476	TE Connectivity Ltd. July @ 35	97,580
1,428	Williams Cos. Inc. January 2012 @ 25	1,206,660
1,428	Williams Cos. Inc. January 2012 @ 30	706,860

	Put Options
2,498	iShares Russell 2000 Index Fund May @ 81	67,446
28,930,000	Japenese Yen January 2012 @ 83	911,295
	TOTAL OPTIONS ( Cost - $6,230,328)	5,562,216	7.03%

	SHORT-TERM INVESTMENTS
10,255,684	Union Bank of California Money Market Sweep (b)	10,255,684	12.96%
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $10,255,684)

	TOTAL INVESTMENT IN SECURITIES ( Cost - $91,547,755)	92,411,816	116.73%

	INVESTMENTS IN SECURITIES AND EXCHANGE TRADED FUNDS SOLD SHORT

	SECURITIES SOLD SHORT
30,890	Alpha Natural Resources Inc.	(1,796,871)
17,691	Deutsche Boerse AG	(1,472,180)
29,721	Ensco PLC	(1,771,966)
5,060	IntercontinentalExchange Inc.	(608,971)
4,737	Johnson & Johnson	(311,316)
14,550	NASDAQ OMX Group Inc.	(394,305)
19,071	Rock-Tenn Co.	(1,317,234)
	TOTAL SECURITIES SOLD SHORT (Proceeds - $7,125,856)	(7,672,843)	-9.69%

	EXCHANGE TRADED FUNDS SOLD SHORT
59,494	iShares Russell 2000 Index Fund	(5,138,497)
59,492	SPDR S&P Retail ETF	(3,169,139)
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $8,020,810)	(8,307,636)	-10.50%

The accompanying notes are an integral part of these financial statements.
CENTRAL PARK MULTI-EVENT FUND
Schedule of Portfolio Investments (Unaudited) (Continued)
April 30, 2011

Contracts (g)			% of
	WRITTEN OPTIONS	Fair Value ($)	Net Assets
	Call Option
1,428	Big Lots Inc. July @ 47.5	$ (49,980)
1,428	BP Plc January 2012 @ 45	(592,620)
952	BP Plc January 2012 @ 50	(200,872)
119	Goldman Sachs Group Inc. January 2012 @ 175	(35,700)
125	Goldman Sachs Group Inc. July @ 180	(1,250)
2,855	William Cos Inc. January 2012 @ 35	(679,490)
		(1,559,912)	-1.97%
	Put Option
2,498	iShares Russell 2000 Index Fund May @ 75	(14,988)
14,465,000	Japenese Yen January 2012 @ 93	(89,683)
		(104,671)	-0.13%

	TOTAL WRITTEN OPTIONS (Premiums received $1,984,396)	(1,664,583)	-2.10%

	TOTAL INVESTMENTS IN SECURITIES AND INVESTMENTS IN SECURITIES	74,766,754	94.44%
	SOLD SHORT ( Cost - $74,416,693) (h)
	OTHER ASSETS LESS LIABILITIES	4,399,923	5.56%
	NET ASSETS	$ 79,166,677	100.00%

(a)	Non incoming producing
(b)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet purchased, aggregating a total market value of $61,251,080.56
(c)	Fair Value Security. These securities represent 5.2% of the net assets as of April 30, 2011
(d)	Security restricted as to resale or transfer
(e)	Illiquid security
(f)	Security in default
(g)	Each Contract equivalent to 100 shares. Japanese Yen contract is equivalent to 1 Yen
(h)	The Fund has categorized its investments in accordance with the "Fair Value Measurements and Disclosures"
Topic 820 of the Accounting Standards Codification ('ASC 820'). See note 3 of the Notes to Financial Statements

ADR	American Depository Receipts
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depository Receipt

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Investments (Unaudited) (Continued)
April 30, 2011

The Fund has entered into the following equity contract for difference swaps with Goldman Sachs International as of April 30, 2011.
				Net Unrealized
	Equity Security	Interest Rate/		Appreciation/
Notional Amount	Received	Equity Security Paid	Termination Date	(Depreciation)
GBP 819,558.31 (25,174 shares)	Market Value	One week LIBOR	April 2021	$ (56,779)
	Appreciation on:	plus 30 bps plus
	Anglo American	Market Value
		Depreciation on
		Anglo American

GBP 874,435.18 (105,576 shares)	Market Value	One week LIBOR	March 2021	24,237
	Appreciation on:	plus 30 bps plus
	British Sky Broadcasting	Market Value
		Depreciation on
		British Sky Broadcasting

			TOTAL	$ (32,542)

			Long	Short
% OF TOTAL INVESTMENTS IN SECURITIES AND EXCHANGE TRADED
FUNDS BY COUNTRY
United States of America			$ 62,403,730	$ (13,517,741)	75.78%
Switzerland			6,353,765	-	9.85%
Britain			4,260,466	(2,565,458)	2.63%
Canada			3,532,583	-	5.48%
Germany			1,750,809	(1,472,180)	0.43%
Netherland			1,588,294	-	2.46%
Australia			915,864	-	1.42%
Japan			911,295	(89,683)	1.27%
Bermuda			291,830	-	0.45%
France			147,496	-	0.23%
TOTAL % OF INVESTMENTS IN SECURITIES AND EXCHANGE TRADED FUNDS BY COUNTRY			$ 82,156,132	$ (17,645,062)	100.00%

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2011

Investment Income
Interest	$ 291,493
Dividends	168,397
Total Investment Income	459,890

Expenses
Incentive fees	1,051,744
Investment management fees	814,218
Professional fees	95,626
Administration fees	58,019
Trustees' fees	10,171
Custodian fees	8,868
Interest expense	2,926
Other expenses	96,435
Total Expenses	2,138,007

Net Investment Loss	(1,678,117)

Net realized and unrealized gain from investments, options,
securities and exchange traded funds sold short, written options, swaps and foreign currency transactions/translations
Net realized gain (loss) from:
Investments	12,067,726
Purchased options	(1,570,584)
Securities and exchange traded funds sold short	(1,079,084)
Written options	(830,077)
Swaps	359,923
Foreign currency transactions	411,999
Total net realized gain (loss)	9,359,903
Change in net unrealized appreciation/depreciation from investments:
Investments	(1,395,382)
Purchased options	(1,137,870)
Securities and exchange traded funds sold short	(804,992)
Written options	580,787
Swaps	(244,066)
Foreign currency transactions	(478,108)
Total change in net unrealized appreciation/depreciation from investments	(3,479,631)

Net realized and unrealized gain from investments, options,
securities and exchange traded funds sold short, written options,
swaps and foreign currency transactions/translations	5,880,272
Net increase in net assets resulting from operations	$ 4,202,155

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Changes in Net Assets
	For the
	Six Months Ended	For the
	April 30, 2011	Year Ended
	(Unaudited)	October 31, 2010
Increase in net assets resulting from operations
Net investment loss	$ (1,678,117)	$ (1,382,993)
Net realized gain/(loss) from investments, options, securities and exchange traded funds sold short, written options,
swaps and foreign currency transactions	9,359,903	(286,228)
Change in net unrealized appreciation/(depreciation) from investments options, securities and exchange traded funds sold short,
written options, swaps and foreign currency translations	(3,479,631)	3,501,873
Net increase in net assets resulting from operations	4,202,155	1,832,652

Distributions to shareholders
From net realized gains	-	(2,368,436)
Net decrease in net assets from distributions to shareholders	-	(2,368,436)

Shareholder Transactions
Proceeds from shares issued	6,608,386	36,334,378
Net asset value of shares issued in reinvestment
of distributions to shareholders	-	2,221,478
Cost of shares redeemed	(10,104,942)	(10,551,445)
Net increase/decrease in net assets from share transactions	(3,496,556)	28,004,411

Total net increase in net assets	705,599	27,468,627
Net assets at beginning of year	78,461,078	50,992,451
Net assets at end of period/year	$ 79,166,677	$ 78,461,078
Accumulated net investment loss	$ 1,889,641)	$ (211,524)

Share Activity
Shares Sold	647,795	3,649,445
Shares Reinvested		221,483
Shares Redeemed	(966,875)	(1,050,326)
Net increase/decrease in shares outstanding	(319,080)	2,820,602

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
Statement of Cash Flows (Unaudited)
For the Six Months Ended April 30, 2011

Cash flows from operating activities
Net increase in net assets resulting from operations	$ 4,202,155
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(595,558,741)
Proceeds from dispositions of investments	600,205,013
Purchases of securities sold short	(65,897,779)
Proceeds from securities sold short	70,954,217
Purchases of written options	(4,252,895)
Proceeds from written options	3,757,127
Net realized gain from investments and options	(10,497,142)
Net realized loss from securities and exchange traded funds sold short	1,079,084
Net realized gain from written options	830,077
Change in net unrealized appreciation/depreciation from investments, options, securities and exchange
traded funds sold short and written options	3,447,089
Unrealized gain on swaps	32,542
Net Accretion of Discounts	(38,626)

Change in assets and liabilities
(Increase)/Decrease in assets:
Due from brokers	(2,284,752)
Receivable for investment sold, not settled	(7,697,119)
Interest and dividends receivable	(21,205)
Other assets	(155,998)
Increase/(Decrease) in payables:
Payable for foreign currency	3,217,356
Payable for investment purchased, not settled	1,860,831
Due to investment adviser	(7,665)
Incentive fees payable	618,678
Trustee fees payable	(1,319)
Accounts payable and other accrued expenses	(26,900)
Net cash used in operating activities	3,764,028

Cash flows from financing activities
Proceeds from shares issued	6,608,386
Shares redeemed	(10,372,414)
Net cash provided by financing activities	(3,764,028)
Net change in cash	-
Cash at beginning of year	-
Cash at end of period	-

Supplemental disclosure of cash activity:
Cash paid for interest	$ 1,536
Noncash financing activities not including herein consists of reinvestment of net
realized gain distributions of	$ -

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the
	Six Months		For the	For the	For the
	Ended		Year	Year	Period
	April 30,		Ended	Ended	Ended
	2011		October 31,	October 31,	October 31,
	(Unaudited)		2010	2009	2008 (1)
Net asset value, beginning of year/period	$ 10.02		$ 10.19	$ 9.15	$ 10.65

Activity from investment operations:
Net investment loss (2)	(0.21)		(0.19)	(0.09)	(0.02)
Net realized and unrealized gain (loss) on investments	0.73		0.44	1.13	(1.48)
Total from investment operations	0.52		0.25	1.04	(1.50)

Less distributions from:
Net realized gains	-		(0.42)	-	-
Total distributions	-		(0.42)	-	-

Net asset value, end of year/period	$ 10.54		$ 10.02	$ 10.19	$ 9.15

Ratio of net investment loss to average net assets (3)	(4.12)%	(4)	(1.95)%	(.99)%	(2.39)%	(4)
Ratio of gross expenses before incentive fees to average net assets (3)	2.67%	(4)	3.18%	3.83%	6.69%	(4,5)
Ratio of net expenses before incentive fees to average net assets (3)	2.67%	(4)	3.18%	3.83%	4.53%	(4,5,6)
Incentive fees (3)	1.28%	(7)	0.62%	0.67%	-
Ratio of net expenses after incentive fees to average net assets (3)	3.95%		3.80%	4.50%	4.53%	(4,5)
Portfolio Turnover Rate	381%	(7)	811%	1033%	740%	(7)
Total return, before incentive fees (8)	6.47%	(7)	3.12%	11.96%	(14.08)%	(7)
Incentive fees	(1.28)%	(7)	(0.62)%	(0.67)%	-
Total return, after incentive fees (8)	5.19%	(7)	2.50%	11.29%	(14.08)%	(7)

Net assets, end of year/period in (000s)	$ 79,167		$ 78,461	$ 50,992	$ 30,733

(1)	Central Park Multi-Event Fund commenced operations on December 6, 2007.
(2) Calculated using the average shares method.
(3)	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.
(4) Annualized for periods less than one year.
(5)	Ratio of gross expenses to average net assets does not include the impact of the Adviser’s expense reimbursement.
(6)	Ratio of net expenses to average net assets includes the effect of the voluntary expense reimbursement by the Adviser.
(7) Not annualized for periods less than one year.
(8)	Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of a sales load, if any, incurred when subscribing to the Fund.

The accompanying notes are an integral part of these financial statements.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements

April 30, 2011 (Unaudited)

1. Organization

Central Park Group Multi-Event Fund (the “Fund”) was organized in the State of Delaware on November 21, 2006 as a diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 6, 2007 and previously had minimal operations primarily related to organizational matters.

The Fund’s investment objective is to seek capital appreciation while seeking to moderate risk and reduce volatility compared to the general equity markets, by pursuing a variety of investment strategies. These include primarily event-driven strategies, relative value strategies, and capital structure arbitrage strategies. The Fund may also trade and invest in undervalued securities by employing long-biased strategies.

The Fund’s investment adviser is Central Park Para Management, LLC (a registered investment adviser) (the “Adviser”), a joint venture between Central Park Advisers, LLC (“Central Park Advisers” or the “Manager”) and Para Advisers, LLC (“Para Advisers”). The Fund’s Board of Trustees (the “Trustees”) has overall responsibility to manage and control the business affairs of the Fund and has engaged the Adviser to provide investment advice to the Fund.

2. Summary of Significant Accounting Policies

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States dollars.

The following is a summary of significant accounting and reporting policies followed by the Fund in the preparation of the financial statements.

Federal Income Taxes: The Fund qualified as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) during the fiscal year of 2010. The Fund’s policy is to comply with the provisions of the Code applicable to RICs and to distribute to its shareholders substantially all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

Foreign Currency Transactions: The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at the date of valuation, resulting from changes in currency exchange rates.

Option Writing: When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Put and call options purchased are accounted for in the same manner as investment securities.

Financial Futures Contracts: The Fund invests in financial futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Investment Transactions: The Fund records security transactions based on trade date. For investments in securities, dividend income is recorded on the ex-dividend date. Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts. Discounts and premiums on securities purchased are accreted/amortized, over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2011 (Unaudited)

Dividends and distributions to shareholders:  Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  The Fund records dividends and distributions to its shareholders on ex-dividend date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. Securities Valuations

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows. The Fund has categorized its investments according to a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 — other significant observable inputs for the asset or liability (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs for the asset or liability (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary categorization, as of April 30, 2011, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

			Level 2 - Other Significant		Level 3 - Significant
	Level 1 - Quoted Prices		Observable Inputs		Unobservable Inputs		Total
	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments	Securities	Instruments*	Securities	Instruments	Securities	Instruments*
Security Type
Assets
Common Stocks (1)	$ 62,955,328	$ -	$ -	$ -	$ -	$ -	$ 62,955,328	$ -
Preferred Stocks(1)	605,150	-	-	-	-	-	605,150	-
Private Placements	-	-	-	-	1,968,545	-	1,968,545	-
Bank Loans	-	-	-	-	2,155,195	-	2,155,195	-
Corporate Bonds	-	-	4,417,311	-	-	-	4,417,311	-
Exchange Traded Funds	4,492,387	-	-	-	-	-	4,492,387	-
Purchased Options	5,562,216	-	-	-		-	5,562,216	-
Short Term Investment	10,255,684	-	-	-	-	-	10,255,684	-
Swaps	-	-	-	32,542	-	-	-	32,542
Liabilities							-	-
Securities Sold Short	(7,672,843)	-	-	-	-	-	(7,672,843)	-
Exchange Traded Funds		-	-	-	-	-	-	-
Sold Short	(8,307,636)	-	-	-	-	-	(8,307,636)	-
Written Options	(1,664,583)	-	-	-	-	-	(1,664,583)	-
Total	$ 66,225,703	$ -	$ 4,417,311	$ 32,542	$ 4,123,740	$ -	$ 74,766,754	$ 32,542

*

Other financial instruments would include any derivative instruments. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

(1)  Since all securities are Level 1 for these security types, a breakdown by industry is not shown above. Please refer to the Schedule of Portfolio Investments for such a breakdown.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2011 (Unaudited)

For the current period there have been no transfers out of Level 3. The Fund assumes any transfers between levels occur at the beginning of the year. The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investments	Balance as of October 31, 2010	Change in Unrealized Appreciation/ (Depreciation)*	Net Purchases (Sales)	Balance as of April 30, 2011
Private Placements	$ 1,970,519	$ 29,714	$ (31,688)	$ 1,968,545
Bank Loans	11,562,248	(356,716)	(9,050,337)	2,155,195
Total	$ 13,532,767	$ (327,002)	$ (9,082,025)	$ 4,123,740

*

Relates only to investments still held as of April 30, 2011.

Equity securities (common & preferred stock): Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depository Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price, except for short positions and call options written, for which the last quoted asked price is used. Short-term securities, with the exception of sweep vehicles valued at cost, and debt securities with less than 60 days to maturity are generally valued at amortized cost, which approximates fair value.

Securities traded on a foreign securities exchange are valued at their last sale price on the exchange where such securities are primarily traded or in the absence of a reported sale on a particular day, at their bid price, in the case of securities held long, or ask prices, in the case of securities sold short, as reported by such exchange.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the times such values or exchange rates are determined and the time that the net asset value of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Trustees.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. Government securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

U.S. Agency securities: U.S. Agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. Government securities. Mortgage pass-throughs include to-be-announced (TBA) securities and mortgage pass-through certificates. TBA securities and mortgage pass-through certificates are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Private securities: Private securities are valued at fair value. These securities are initially recorded at their original funded cost and subsequently adjusted based upon transactions or events occurring that directly affect the value of such securities. These securities may also be adjusted downward in the event that net realizable value is determined to be less than carrying value. The Fund’s investments in investment funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund’s investments in investment funds are carried at fair value as determined by the Fund’s pro rata interest in the net assets of each investment fund. All valuations utilize financial information supplied by each investment fund and are net of management and incentive fees or allocations payable to the investment funds’ managers or pursuant to the investment funds’ agreements. The Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Trustees will

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2011 (Unaudited)

consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each investment fund are accounted for at fair value as described in each investment fund’s financial statements.

Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include forwards, swaps, option contracts, and contracts for differences related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ credit worthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swaps and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

If market quotations are not readily available, securities and options described above are valued at fair value as determined in good faith by, or at the supervision of, the Trustees. Fair value shall take into account the relevant factors and surrounding circumstances, which may include:

(i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations are available; (iii) possible valuation methodologies that could be used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments are held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value to be determined will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security or other investment.

4. Related Party Transactions

The Fund, pursuant to the Investment Management Agreement, will pay the Manager a monthly asset based fee at an annual rate of 2% of the Fund’s average monthly net assets. The Fund will also pay the Adviser, generally at the end of each fiscal year and at certain other times, an incentive fee (the “Incentive Fee”) equal to 20% of the Fund’s net profits. For the purposes of calculating the Incentive Fee for any fiscal period (as defined below), net profits will be determined by taking into account net realized gain or loss (including realized gain that may have been distributed to shareholders during such fiscal period) and the net change in unrealized appreciation or depreciation of securities positions. No Incentive Fee will be payable for any fiscal period unless losses and depreciation from prior fiscal periods (the “cumulative loss”) have been recovered by the Fund, occasionally referred to as a “high water mark” calculation. The cumulative loss to be recovered before payment of Incentive Fees will be reduced in certain circumstances. The Adviser will be under no obligation to repay any Incentive Fees previously paid by the Fund. Thus, the payment of Incentive Fee for a fiscal period will not be reversed by the subsequent decline of the Fund’s assets in any subsequent fiscal period.

The Incentive Fee is accrued monthly and taken into account for the purpose of determining the Fund’s net asset value. Accordingly, the repurchase price received by an investor whose shares are repurchased in a repurchase offer will be based on a share valuation that will reflect an Incentive Fee accrual if the Fund has experienced positive performance through the date of repurchase. No adjustment to a repurchase price will be made after it has been determined. However, for shareholders whose shares are not repurchased on a periodic share repurchase date, the Incentive Fee accrual may subsequently be reversed prior to payment if the Fund’s performance declines. Incentive Fees payable, or portions thereof, are determined as of, and are promptly paid after, the last day of the fiscal year as well as the last day of any other fiscal period. The “fiscal period” is normally the fiscal year, except that, whenever there are share repurchases pursuant to periodic repurchase offers, the period of time from the end of the last fiscal period through that date constitutes a new fiscal period. In such event, only that portion of the accrued Incentive Fee that is proportional to the assets paid in respect of the shares being repurchased (not taking into account any proceeds from contemporaneous share purchases or reinvestments) will be paid to the Adviser for such fiscal period.  The Incentive Fee charged to the Fund for the six months ended April 30, 2011 was $1,051,744, which is payable at Year End.

Each Trustee of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended. All Trustees are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Trustees for the six months ended April 30, 2011 were $10,171 which appears as Trustee fees in the Statement of Operations, of which $0 was payable at April 30, 2011.

5. Administration, Custodian Fees and Distribution

Gemini Fund Services (“Gemini”, or the “Administrator”), serves as the administrator, accounting agent, and transfer agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. For its services as Administrator, the Fund pays Gemini a minimum fee along with annualized tier rate fee based upon the average net assets of the Fund. The Fund pays Gemini an annual per investor servicing fee. In addition, the Fund reimburses Gemini for certain out of pocket expenses incurred. A GFS affiliate Northern Lights Compliance Services (“NLCS”) provides Chief Compliance Officer services to the Fund.  An officer of NLCS  is also an officer of the Fund.

Union Bank of California serves as custodian (the “Custodian”) of the Fund’s assets and provides custodial services for the Fund. Additionally, the Fund utilizes JPMorgan Chase and Goldman Sachs as prime brokers.

Foreside Fund Services, LLC (the “Distributor”) acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.  The Fund also may distribute shares through other brokers or dealers. The Fund will sell shares only to Qualified Investors (as defined in the Fund’s prospectus).

6. Fund Expenses

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Fund’s net asset value; fees for

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2011 (Unaudited)

data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; Trustee fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Trustees. The Adviser is permitted to recapture amounts previously reimbursed by the Adviser for a period not to exceed three years from the date on which such expenses were incurred by the Adviser, such recapture is set to expire in August 2011.  As of April 30, 2011 the amount subject to recapture was approximately $375,000.

7. Securities Transactions

Aggregate purchases and proceeds from sales of investment securities and options for the six months ended April 30, 2011 amounted to $268,696,998 and $257,166,976, respectively. Purchases and proceeds from securities and exchange traded funds sold short amounted to $65,897,779 and $70,954,217, respectively, and purchases and sales of written options amounted to $4,252,895 and $3,767,801, respectively. Net realized loss resulting from securities and exchange traded funds sold short and written options was $1,079,084 and $830,077, respectively, for the six months ended April 30, 2011.

8. Due to/from Brokers

Due from brokers balance of $15,796,268 represents cash held with brokers at April 30, 2011.

The Fund has the ability to trade on margin and, in that connection may borrow funds from brokers and banks for investment purposes. Trading in debt securities on margin requires collateral that is adequate in the broker’s reasonable judgment under the margin rules of the applicable market and the internal policies of the broker. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges cash as collateral for the margin borrowings, which is maintained in a segregated cash account held by the brokers. The Fund had no borrowings outstanding at April 30, 2011.

9. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

The Fund maintains cash in bank deposits which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

In the ordinary course of trading activities, the Fund trades and holds certain fair-valued derivative contracts, which constitute guarantees. Such contracts include written put options, where the Fund would be obligated to purchase or sell securities at specified prices, i.e. the options are exercised by the counterparties. The maximum payout for the written put option contracts is limited to the number of contracts written and the related strike prices, respectively. At April 30 2011, the Fund had no maximum payout amounts relating to written put option contracts.

Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

The financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets and Liabilities. Due to the nature of the Fund’s strategy, the Fund’s portfolio may include some securities which are relatively illiquid, or thinly traded, and have a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. This transaction creates a liability to purchase such securities in the market at prevailing prices, and is presented in the Statement of Assets and Liabilities as “securities sold short.” The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short, exceeds the payments received. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The cash due from the broker (Goldman Sachs & Co.) is primarily related to securities sold short; its use is therefore restricted until the securities are purchased.

The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

During the six months ended April 30, 2011, the Fund had the following written option transactions:

	Call Options		Put Options
	Number of Contracts	Premium	Number of Contracts	Premium

Options outstanding at October 31, 2010	4,102	1,549,557	-	-
Options written	11,860	2,527,839	14,472,018	1,229,288
Options terminated in closing purchase transactions	(9,004)	(2,652,266)	(1,288)	(185,471)
Options Expired	(51)	(20,247)	(3,232)	(464,304)
Options outstanding at April 30, 2011	6,907	1,404,883	14,467,498	579,513

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2011 (Unaudited)

The Fund may enter into forward foreign currency exchange contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to that Fund than if that Fund had invested directly in an instrument that yielded the desired return or spread. Swap agreements do not involve the delivery of securities or other underlying instruments. The Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on the Fund’s books and records. All open swap agreements at period end are reflected on the Schedule of Portfolio Investments.

Credit default swaps (“CDSs”) are bilateral financial swap agreements that contractually transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation.

Total return swaps (“TRSs”) are bilateral financial swap agreements where one party (the payer) contractually agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A TRS allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Contract for differences (“CFDs”) are swap agreements in which one party contractually receives income payments on a reference asset, plus any capital gains or losses over the specified payment period, while the other party contractually receives a specified fixed or floating cash flow unrelated to the credit worthiness of the reference asset.

The CDSs, TRSs and CFDs instruments (collectively the “swap agreements”) provide for net cash settlement and therefore do not require the Fund to segregate assets to cover the underlying reference security. The Manager believes that the transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as subject to the Fund’s borrowing restriction. Swap agreements are collateralized by segregated cash held at the counterparty.

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets. Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in the interest rates or in the value of the underlying reference securities. The Fund may use various techniques to minimize credit risk including early termination or reset and payment, using different counterparties and limiting the net amount due from any individual counterparty.

Fluctuations in the value of swap agreements are recorded in the change in net unrealized appreciation/depreciation from investments, options, securities and exchange traded funds sold short, written options, swaps and foreign currency translations on the Statement of Operations.

The Fund will enter into swap agreements only with counterparties that the Adviser reasonably believes are capable of performing under the swap agreements.

The Fund also invests in bonds and bank debt.  Bonds and bank debt (loan assignments and participations) have exposure to certain degrees of risk, including interest rate, market risk and the potential non-payment of principal and interest, including default or bankruptcy of the issuer or the intermediary in the case of participation. Loans are generally subject to prepayment risk, which will affect the maturity of such loans. The Fund had no unfunded commitments on investments at April 30, 2011.

The “Derivatives and Hedging” Topic of FASB ASC requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. The Fund’s use of derivatives for the six months ended April 30, 2011 was limited to written call options, written put options and swaps. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Fund.

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2011 (Unaudited)

Fair Value of Derivative Instruments as of April 30, 2011.

	Location in the
Primary Risk Exposure	Statement of Assets and Liabilities	Number of Contracts	Total Fair Value
Equity Contracts:

Purchased Options	Investments	28,939,882	$ 5,562,216

Options Written	Options written	14,474,405	(1,664,583)

Contract for Differences	Unrealized gains on swap contracts	130,750	(32,542)

The effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2011:

			Changes in Net
		Net Realized	Unrealized Appreciation /
	Location of Gain/(Loss) on Derivarives	Gain/(Loss) on	(Depreciation) on
Primary Risk Exposure	Recognized in Income	Derivatives	Derivatives

Equity Contracts:
Purchased Options	Net realized loss from purchased options	$ (1,570,584)
	Change in unrealized appreciation on purchased options		$ (1,137,870)

Options Written	Net realized gain from written options	(830,077)
	Change in unrealized depreciation on written options		580,787

Contract for Differences	Net realized gain from swaps	359,923
	Change in unrealized apprecation on swaps		(244,066)

10.  Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to registered investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders.  The tax characteristics of distributions paid during the year ended October 31, 2010 was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 2,355,801	$ -
Long-Term Capital Gain	12,635	-
	$ 2,368,436	$ -

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.  As of October 31, 2010, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Accumulated Capital & Other Losses	Unrealized Appreciation	Total Accumulated Earnings
$ -	$ -	$ (1,196,665)	$ -	$ 2,633,809	$ 1,437,144

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.  The difference between book basis undistributed net investment income and tax basis undistributed ordinary net investment income is attributable primarily to the mark-to-market on open swap contracts.

At October 31, 2010, the Fund had a capital loss carry forward of $1,196,665 for federal income tax purposes available to offset future capital gains which expires on October 31, 2018.

As of October 31, 2010, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments to capital:

Accumulated Net Investment Losses	Accumulated Net Realized Losses	Paid in Capital
$ 1,171,469	$ (76,221)	$ (1,095,248)

CENTRAL PARK GROUP MULTI-EVENT FUND

Notes to Financial Statements, continued

April 30, 2011 (Unaudited)

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses. A reconciliation is not provided herein, as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2007 through present remain subject to examination by the U.S. taxing authorities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

11. Indemnification

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Level 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. generally accepted accounting principles (“GAAP”) and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

13. Subsequent Event

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events and the Fund admitted 16 new investors with contributions in the amount of $1,015,000 subsequent to the six months ended April 30, 2011.

CENTRAL PARK GROUP MULTI-EVENT FUND

Supplemental Information

April 30, 2011 (Unaudited)

Disclosure of Portfolio Holdings: The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year. For the Fund, this would be for the fiscal quarters ending January 31 and July 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters. The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities: A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the SEC’s website at http://www.sec.gov.

CENTRAL PARK GROUP MULTI-EVENT FUND

Supplemental Information, continued

April 30, 2011 (Unaudited)

Consideration and Approval of Investment Advisory Agreement

The Trustees of Central Park Group Multi-Event Fund (the "Fund") (including the Independent Trustees) considered the renewal of the Fund's investment advisory agreement (the "Advisory Agreement") at a meeting on September 14, 2010.  The Trustees met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Advisory Agreement.  The Trustees reviewed materials furnished by Central Park Para Management, LLC (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition.  Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed.  The Trustees discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

The Trustees reviewed, among other things, the nature of the advisory and management services provided by the Adviser to the Fund, including the Adviser's investment process, and the experience of the investment advisory and other personnel providing services to the Fund.  The Trustees discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund.  The Trustees acknowledged the Adviser's employment of highly skilled investment professionals, analysts and administrative and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund.  Accordingly, the Trustees felt that the quality of the services provided by the Adviser to the Fund was appropriate and that the Adviser's personnel had sufficient expertise to advise and manage the Fund.

The Trustees reviewed the performance of the Fund and compared that performance to the performance of other pooled investment vehicles presented by the Adviser which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds").  The Trustees observed that although the Fund's performance was below the range of performance of the Comparable Funds for both the inception-to-date and 2010 year-to-date periods, the Fund's performance was above the median performance of the Comparable Funds for third quarter-to-date period.  The Trustees also observed that the Fund's performance was above the median performance of the indices presented for comparison purposes (S&P 500, Lehman Aggregate, Russell 2000, Nasdaq, DJIA, HFRI Event Driven and Dow Jones Event Driven HF Index) for both the inception-to-date and third quarter-to-date periods, although it slightly lagged the median performance of the indices for the 2010 year-to-date period.  Accordingly, the Board was generally satisfied with the Fund's overall performance.

The Trustees considered the advisory fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds.  The information presented to the Trustees showed that the management fee being charged to the Fund was equal to the median management fee being charged to any of its Comparable Funds, and that the Fund's incentive fee was equal to or lower than the incentive fee being charged to any of the Comparable Funds.  The Trustees noted that the Adviser did not manage any other funds or client accounts following an investment strategy similar to the Fund's.  The Trustees determined that the fees under the Investment Advisory Agreement do not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable.

The Trustees considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Advisory Agreement were within a range the Trustees considered reasonable and appropriate.  The Trustees also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale.

The Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its investors.

Item 2. Code of Ethics.    Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.   Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.   Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) are attached hereto.

(b)   Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Central Park Group Multi-Event Fund

By (Signature and Title)

*

/s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer

Date

7/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Mitchell A. Tanzman

Mitchell A. Tanzman, Principal Executive Officer

Date

7/7/11

By (Signature and Title)

s/ Michael Mascis

Michael Mascis, Principal Accounting Officer

Date

7/7/11